SCHEDULE OF MATURITIES OF THE GROUP’S LEASE LIABILITIES (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Lease
FY2027	$ 77,618
FY2028	77,618
FY2029	77,618
FY2030	77,618
FY2031	19,403
Total minimum lease payment	329,875
Less: interest	52,674
Present value of lease obligation	$ 277,201	$ 151,642